Pensions and Other Postretirement Benefits (Expected Future Benefit Payments) (Details) $ in Millions	Dec. 31, 2021 CAD ($)
Pensions [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2022	$ 1,053
2023	1,055
2024	1,046
2025	1,040
2026	1,032
Years 2027 to 2031	5,009
Other postretirement benefits [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2022	14
2023	13
2024	13
2025	12
2026	11
Years 2027 to 2031	$ 53